Accounts Payable - Schedule of Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Payable [Abstract]
Trade creditors	$ 5,437	$ 4,893
Accounts payable to shareholders	1,232	1,563
Accounts payable to board members	5	632
Accounts payable to other related parties	740	617
Accounts payable to underwriters, promoters, and employees	11,252	2,856
Other accounts payable	5,184	6,257
Total accounts payable	$ 23,850	$ 16,818